Subsequent Events (Details) - Subsequent Event [Member] - USD ($)					1 Months Ended
	Apr. 20, 2026	Apr. 08, 2026	Sep. 25, 2025	Jul. 26, 2025	Aug. 31, 2025	Jul. 31, 2025
Subsequent Events [Line Items]
Conversion shares					12,000
Conversion price (in Dollars per share)	$ 8
Shares issued						337,500
Exercise price per share (in Dollars per share)		$ 4.25				$ 8
Total proceeds (in Dollars)						$ 2,700,000
Shares issued for services			125,000
Converted principal amount (in Dollars)	$ 1,600,000
Share issued	455,841
Warrants issued		6,493,588
Nextelligence [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share)	$ 4
Converted principal over the amount (in Dollars)	$ 114,052
Converted principal amount (in Dollars)	$ 5,000,000
Share issued	28,513
Convertible Note Payable - Related Party [Member]
Subsequent Events [Line Items]
Accrued interest balance (in Dollars)				$ 4,076,051
Conversion shares				509,507
Conversion price (in Dollars per share)				$ 8
Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share)	$ 3.51